Offering	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Offering

3. OFFERING

On May 18, 2020, the Company completed the closing of the Offering whereby the Company sold 20,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of the Company’s common stock, $0.0001 par value (“Common Stock”), and three-fourths (3/4) of one redeemable warrant (a “Public Warrant”). Each whole Public Warrant is exercisable for one share of Common Stock at a price of $11.50 per full share. As a result, increments of four Public Warrants must be exercised in order to obtain whole shares of Common Stock upon the exercise of the Public Warrants. The exercise price of the Public Warrants may be adjusted in certain circumstances as discussed in Note 6. Under the terms of the warrant agreement (the “Warrant Agreement”), the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s Business Combination.

No fractional shares will be issued upon exercise of the Public Warrants. If, upon exercise of the Public Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Common Stock to be issued to the Public Warrant holder. Each Public Warrant will become exercisable on the later of 30 days after the completion of the Company’s Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete a Business Combination on or prior to the 18-month period allotted to complete the Business Combination, the Public Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Common Stock to the holder upon exercise of the Public Warrants during the exercise period, there will be no net cash settlement of these Public Warrants and the Public Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of Common Stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Public Warrant holders.

As previously reported on a Form S-1/A of the Company, on April 22, 2020, the Company entered into an Amended and Restated Subscription Agreement for Founder Shares, dated April 16, 2020 (the “Subscription Agreement”), by and between the Company and the Founder, pursuant to which the Founder agreed to acquire 5,735,000 shares of the Common Stock, of the Company, including up to 750,000 Founder Shares that the Founder agreed to surrender and have cancelled in the event that the Underwriters did not fully exercise the underwriter over-allotment option.

The Underwriters had 45 days from May 13, 2020 to exercise their over-allotment option, which period expired on June 27, 2020. As a result of the Underwriters not exercising their over-allotment option by June 27, 2020, the Founder was obligated, pursuant to the terms of the Subscription Agreement, to surrender and cancel all of the 750,000 Founder Shares held by it that it agreed in the Subscription Agreement to surrender and have cancelled in the event that the Underwriters did not exercise such over-allotment option. Such surrender and cancellation occurred on June 29, 2020 as described in the Company’s Form 8-K filed with the SEC on June 30, 2020.

On June 29, 2020, the Company announced that the holders of the Company’s Units may elect to separately trade the securities underlying such Units which commenced on July 2, 2020. Any Units not separated will continue to trade on the New York Stock Exchange under the symbol “GIK.U”. Any underlying shares of Common Stock and warrants that are separated will trade on the New York Stock Exchange under the symbols “GIK,” and “GIK. WS”, respectively.

3. OFFERING

On May 18, 2020, the Company completed the closing of the Offering whereby the Company sold 20,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of the Company’s common stock, $0.0001 par value (“Common Stock”), and three-fourths (3/4) of one redeemable warrant (a “Public Warrant”). Each whole Public Warrant is exercisable for one share of Common Stock at a price of $11.50 per full share. As a result, increments of four Public Warrants must be exercised in order to obtain whole shares of Common Stock upon the exercise of the Public Warrants. The exercise price of the Public Warrants may be adjusted in certain circumstances as discussed in Note 6. Under the terms of the warrant agreement (the “Warrant Agreement”), the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Company’s Business Combination.

No fractional shares will be issued upon exercise of the Public Warrants. If, upon exercise of the Public Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Common Stock to be issued to the Public Warrant holder. Each Public Warrant will become exercisable on the later of 30 days after the completion of the Company’s Business Combination or 12 months from the closing of the Offering and will expire five years after the completion of the Company’s Business Combination or earlier upon redemption or liquidation. However, if the Company does not complete a Business Combination on or prior to the 18-month period allotted to complete the Business Combination, the Public Warrants will expire at the end of such period. If the Company is unable to deliver registered shares of Common Stock to the holder upon exercise of the Public Warrants during the exercise period, there will be no net cash settlement of these Public Warrants and the Public Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant Agreement. Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of Common Stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Public Warrant holders.

As previously reported on a Form S-1/A of the Company, on April 22, 2020, the Company entered into an Amended and Restated Subscription Agreement for Founder Shares, dated April 16, 2020 (the “Subscription Agreement”), by and between the Company and the Founder, pursuant to which the Founder agreed to acquire 5,735,000 shares of the Common Stock, of the Company, including up to 750,000 Founder Shares that Founder agreed to surrender and have cancelled in the event that the Underwriters did not fully exercise the underwriter over-allotment option.

The Underwriters had 45 days from May 13, 2020 to exercise their over-allotment option, which period expired on June 27, 2020. As a result of the Underwriters not exercising their over-allotment option by June 27, 2020, the Founder was obligated, pursuant to the terms of the Subscription Agreement, to surrender and cancel all of the 750,000 Founder Shares held by it that it agreed in the Subscription Agreement to surrender and have cancelled in the event that the Underwriters did not exercise such over-allotment option. Such surrender and cancellation occurred on June 29, 2020 as described in the Company’s Form 8-K filed with the SEC on June 30, 2020.

On June 29, 2020, the Company announced that the holders of the Company’s Units may elect to separately trade the securities underlying such Units which commenced on July 2, 2020. Any Units not separated will continue to trade on the New York Stock Exchange under the symbol “GIK.U”. Any underlying shares of Common Stock and warrants that are separated will trade on the New York Stock Exchange under the symbols “GIK,” and “GIK. WS”, respectively.